Related Party Transactions and Balances - Additional Information - Statoil (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Randgrid shuttle tanker
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 18.0	$ 13.8